Segmented Information - Assets and Liabilities by Segment (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total general fund assets	CAD 162,720	CAD 161,071
Investments for account of segregated fund holders	106,392	97,167
Total general fund liabilities	139,749	138,703
Consolidation adjustments
Disclosure of operating segments [line items]
Total general fund assets	(191)	(172)
Investments for account of segregated fund holders	0	0
Total general fund liabilities	(191)	(172)
SLF Canada | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	84,698	82,456
Investments for account of segregated fund holders	87,817	79,964
Total general fund liabilities	76,683	74,278
SLF U.S. | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	43,899	45,066
Investments for account of segregated fund holders	1,196	1,269
Total general fund liabilities	39,359	40,356
SLF Asset Management
Disclosure of operating segments [line items]
Total general fund assets	4,115	4,277
Investments for account of segregated fund holders	0	0
SLF Asset Management | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	4,115	4,277
Investments for account of segregated fund holders	0	0
Total general fund liabilities	2,346	2,384
SLF Asia | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	15,594	15,103
Investments for account of segregated fund holders	5,393	4,605
Total general fund liabilities	11,180	10,866
Corporate
Disclosure of operating segments [line items]
Total general fund assets	14,605	14,341
Investments for account of segregated fund holders	11,986	11,329
Corporate | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	14,605	14,341
Investments for account of segregated fund holders	11,986	11,329
Total general fund liabilities	CAD 10,372	CAD 10,991